Inventories, Net (Details) - Schedule of inventories - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Schedule of inventories [Abstract]
Raw materials	$ 1,578	$ 1,574
Work in progress	417	263
Finished goods	355	401
Inventory, Net	$ 2,350	$ 2,238